UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Ridgeback Capital Investments L.P.

Address:   430 Park Avenue, 12th Floor
           New York, New York 10022


Form 13F File Number: 28-12856


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Ridgeback Capital Investments Ltd., as General Partner, by Bud Holman
Title:  Director
Phone:  212-808-7729

Signature,  Place,  and  Date  of  Signing:

/s/ Bud Holman                     New York, New York                 2/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Ridgeback Capital Investments Ltd. is the general partner of Ridgeback Capital Investments L.P. Pursuant to an investment management agreement, Ridgeback Capital Management LP maintains investment and voting power with respect to the securities held or controlled by Ridgeback Capital Investments Ltd. Wayne Holman, an individual, controls Ridgeback Capital Management LP. Ridgeback Capital Management LP, Ridgeback Capital Investments Ltd. and Wayne Holman do not own any securities reported herein directly.

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:              10

Form 13F Information Table Value Total:  $      353,202
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     28-12280              Ridgeback Capital Management LP
----  --------------------  ----------------------------------------------------
2     28-12277              Ridgeback Capital Investments Ltd.
----  --------------------  ----------------------------------------------------

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                          VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED   NONE
------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ---------
Beckman Coulter, Inc.           Common Stock   075811109   26,404   350,976 SH       SOLE       1,2         0      0   350,976
BioMarin Pharmaceuticals Inc.   Common Stock   09061G101   51,862 1,925,800 SH       SOLE       1,2         0      0 1,925,800
GlaxoSmithKline plc             Sponsored ADR  37733W105   35,549   906,400 SH       SOLE       1,2         0      0   906,400
InterMune Inc.                  Common Stock   45884X103   14,571   400,300 SH       SOLE       1,2         0      0   400,300
King Pharmaceuticals Inc.       Common Stock   495582108   43,696 3,110,000 SH       SOLE       1,2         0      0 3,110,000
The Medicines Company           Common Stock   584688105   68,246 4,829,900 SH       SOLE       1,2         0      0 4,829,900
Onyx Pharmaceuticals, Inc.      Common Stock   683399109   70,010 1,898,826 SH       SOLE       1,2         0      0 1,898,826
Regeneron Pharmaceuticals, Inc. Common Stock   75886F107    7,329   223,252 SH       SOLE       1,2         0      0   223,252
Pharmasset, Inc.                Common Stock   71715N106   31,166   715,464 SH       SOLE       1,2         0      0   715,464
YM BioSciences Inc.             Common Stock   984238105    4,369 1,875,000 SH       SOLE       1,2         0      0 1,875,000